SEGMENT INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		68 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016
Segment Reporting Information [Line Items]
Sales	$ 1,364.0		$ 535.4		$ 2,712.2	$ 1,053.4
Income before taxes [Abstract]
Income (loss) before taxes	(23.6)		63.7		(79.0)	83.3
Restructuring charges	(8.2)	$ (92.8)	(0.7)	$ (1.2)	(101.0)	(1.9)	$ (137.7)
Acquisition-related costs	16.3		10.5		26.5	20.9
Other operating (expense) income	(0.2)		42.4		10.7	42.2
Interest expense	(47.6)		(18.2)		(96.1)	(25.3)
Interest income	0.5		0.3		0.8	0.6
Chlor Alkali Products and Vinyls Segment
Segment Reporting Information [Line Items]
Sales	733.0		341.2		1,437.3	680.5
Income before taxes [Abstract]
Income (loss) before taxes	30.7		27.4		98.8	51.5
Epoxy Segment
Segment Reporting Information [Line Items]
Sales	450.0		0.0		910.2	0.0
Income before taxes [Abstract]
Income (loss) before taxes	0.0		0.0		8.2	0.0
Winchester Segment
Segment Reporting Information [Line Items]
Sales	181.0		194.2		364.7	372.9
Income before taxes [Abstract]
Income (loss) before taxes	31.2		33.9		59.9	63.7
Restructuring charges	(0.2)		(0.3)		(0.5)	(0.3)	$ (25.2)
Corporate/Other
Income before taxes [Abstract]
Pension income	12.6		7.4		24.8	14.5
Environmental expense	(2.4)		(5.1)		(5.1)	(5.8)
Other corporate and unallocated costs	(23.9)		(13.2)		(53.5)	(35.3)
Restructuring charges	(8.2)		(0.7)		(101.0)	(1.9)
Acquisition-related costs	$ 16.3		$ 10.5		$ 26.5	$ 20.9